Allowance for Loan Losses and Impaired Loans (Troubled Debt Restructurings) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
TDRs identified in last twelve months that subsequently defaulted, period to consider the loan to be default	30 days	30 days